Minimum Future Rentals Receivable on Non-Cancelable Operating Leases (Detail) (Operating Leases) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Schedule of Operating Leases [Line Items]
2013	$ 1,800	¥ 147,965
2014	1,146	94,188
2015	772	63,453
2016	485	39,878
2017	294	24,136
Thereafter	533	43,765
Total	$ 5,030	¥ 413,385